Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Notes Payable, Current	$ 5,889	¥ 41,000	¥ 48,000
Weifang Bank [Member]
Notes Payable to Bank, Current	$ 5,889	¥ 41,000	¥ 48,000